OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit pension obligation	$ 18	$ 16
Lease obligations	8	6
Non-current lease liabilities	13	12
Reforestation obligations	5	4
Unrealized monetary hedge gain	0	1
Other	0	1
Other liabilities	$ 44	$ 40